FAIR VALUE MEASUREMENT (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Notional amount of open call options	$ 0
Notional amount of open put options	$ 7,774